Accounts Receivable, Net of Allowance for Doubtful Accounts - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Accounts Receivable, Net of Allowance for Doubtful Accounts [Abstract]
Accounts receivable	$ 110,542	$ 207,971	$ 255,175
Allowance for credit losses		(13,774)
Net accounts receivable	$ 97,128	$ 194,197	$ 255,175